11. Operating Lease Liabilities & Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease liability

The following is a summary of operating lease liabilities:

	December 31, 2019	December 31, 2018
Operating lease liabilities related to right of use assets.	$222,236	$–
Less current portion	(123,395)	–
Long term	$98,841	$–

Future minimum operating lease payments
Year ending	Total Minimum
December 31,	Lease Payments
2020	177,688
2021	91,688